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                        J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036



April 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

          RE:  J.P. MORGAN INSTITUTIONAL FUNDS (the "Trust")
               REGISTRATION STATEMENT FILE NOS.: 33-54642 AND 811-7342

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 99 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on March 31, 2003.

     Please call the undersigned at (212) 837-1881 with any questions you may have.



                                   Very truly yours,


                                   /s/ Judy R. Bartlett
                                   ------------------------------------------
                                   Judy R. Bartlett
                                   Vice President & Assistant General Counsel